Shareholder Report, Line Graph (Details) WE0000000002532A_Dimensional California Municipal Bond ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jun. 26, 2023	Oct. 31, 2025
Dimensional California Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional California Municipal Bond ETF – NAV
Accumulated Value	$ 10,372	$ 9,753	$ 10,000	$ 10,658
S&P National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P National AMT-Free Municipal Bond Index
Accumulated Value	10,419	9,518	10,000	$ 10,812
S&P Intermediate Term California AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Intermediate Term California AMT-Free Municipal Bond Index
Accumulated Value	$ 10,379	$ 9,684	$ 10,000	$ 10,834